Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net
	2025		2024	2023

Acquisition cost	Ps.	2,334,168	2,281,654	3,258,234
Accumulated depreciation		(617,217)	(480,179)	(347,881)

	Ps.	1,716,951	1,801,475	2,910,353

Schedule of Property, Plant and Equipment, Net Acquisition Cost
Acquisition cost:	As of December 31, 2024		Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2025

Land	Ps.	287,665	-	-	-	-	287,665
Molds and machinery		643,484	1,225	(7,103)	8,301	-	645,907
Vehicles		31,481	948	(4,482)	-	-	27,947
Computers and equipment		193,976	5,439	(18,042)	3,535	(816)	184,092
Leasehold improvements		153,660	966	(18,677)	13,931	-	149,880
Buildings		945,252	-	-	-	-	945,252
Construction in progress		26,136	94,485	(1,356)	(25,767)	(73)	93,425

	Ps.	2,281,654	103,063	(49,660)	-	(889)	2,334,168
Acquisition cost:	As of December 31, 2023		Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2024

Land	Ps.	1,302,493	-	(808,247)	(206,581)	-	287,665
Molds and machinery		611,337	207	(4,426)	36,366	-	643,484
Vehicles		32,193	2,284	(2,996)	-	-	31,481
Computers and equipment		126,324	21,808	(10,199)	31,583	24,460	193,976
Leasehold improvements		38,562	-	(15,856)	130,954	-	153,660
Buildings		1,062,347	1,021	(118,116)	-	-	945,252
Construction in progress		84,978	148,603	(8,594)	(198,903)	52	26,136

	Ps.	3,258,234	173,923	(968,434)	(206,581)	24,512	2,281,654
Acquisition cost:	As of January 1, 2023		Additions	Disposals	Transfers	Foreign currency translation	As of December 31, 2023

Land	Ps.	1,302,493	-	-	-	-	1,302,493
Molds and machinery		558,027	1,002	(9,058)	61,366	-	611,337
Vehicles		21,773	2,099	(3,168)	11,489	-	32,193
Computers and equipment		122,502	16,583	(11,879)	17,593	(18,475)	126,324
Leasehold improvements		43,238	-	(4,820)	144	-	38,562
Buildings		1,032,032	-	-	30,315	-	1,062,347
Construction in progress		110,232	105,871	(9,900)	(120,907)	(318)	84,978

	Ps.	3,190,297	125,555	(38,825)	-	(18,793)	3,258,234

Schedule of Property, Plant and Equipment, Net Accumulated Depreciation
Accumulated depreciation:	As of December 31, 2024		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2025

Molds and machinery	Ps.	(248,814)	(76,756)	5,690	-	(319,880)
Vehicles		(19,084)	(5,719)	3,642	-	(21,161)
Computers and equipment		(68,999)	(37,882)	17,050	-	(89,831)
Leasehold improvements		(18,501)	(13,980)	18,144	-	(14,337)
Buildings		(124,781)	(47,227)	-	-	(172,008)

	Ps.	(480,179)	(181,564)	44,526	-	(617,217)
Accumulated depreciation:	As of December 31, 2023		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2024

Molds and machinery	Ps.	(174,392)	(78,360)	3,938	-	(248,814)
Vehicles		(14,060)	(7,000)	1,976	-	(19,084)
Computers and equipment		(17,554)	(39,008)	9,964	(22,401)	(68,999)
Leasehold improvements		(27,569)	(6,750)	15,818	-	(18,501)
Buildings		(114,306)	(49,030)	38,555	-	(124,781)

	Ps.	(347,881)	(180,148)	70,251	(22,401)	(480,179)
Accumulated depreciation:	As of January 1, 2023		Depreciation expense	Disposals	Foreign currency translation	As of December 31, 2023

Molds and machinery	Ps.	(103,267)	(74,657)	3,532	-	(174,392)
Vehicles		(9,095)	(5,968)	1,003	-	(14,060)
Computers and equipment		(7,997)	(37,443)	11,829	16,057	(17,554)
Leasehold improvements		(31,066)	(1,323)	4,820	-	(27,569)
Buildings		(65,498)	(48,808)	-	-	(114,306)

	Ps.	(216,923)	(168,199)	21,184	16,057	(347,881)